12. FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets At Fair Value Through Profit And Loss Tables
Financial assets at fair value through profit and loss
	12.31.2017	12.31.2016
Non current
Shares	150	150
Government bonds	-	592
Total non current	150	742

Current
Government bonds	5,024	984
Corporate bonds	-	12
Investment funds	9,589	3,189
Other	-	3
Total current	14,613	4,188